Annual Total Returns[BarChart] - Direxion Daily Semiconductor Bear 3X Shares - Direxion Daily Semiconductor Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(26.55%)	(41.77%)	(71.49%)	(64.37%)	(25.09%)	(73.19%)	(69.37%)	(19.62%)	(83.78%)	(92.88%)